Note 16 - Stock-Based Compensation Plans (Tables)	12 Months Ended
Jan. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Year Ended	January 31, 2014	January 31, 2013	January 31, 2012
Cost of revenues	54	56	110
Sales and marketing	538	412	251
Research and development	12	44	308
General and administrative	1,138	766	544
Other charges	781	-	-
Effect on net income	2,523	1,278	1,213

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Year Ended	January 31, 2013	January 31, 2012
Expected dividend yield (%)	-	-
Expected volatility (%)	33.2	33.6
Risk-free rate (%)	1.2	2.4
Expected option life (years)	5	5

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2013	2,510,161	$4.35
Exercised	(990,913)	$3.74
Settled for Cash/ Shares	(300,000)	$4.28
Forfeited	(62,895)	$6.09
Expired	(16,500)	$4.11
Balance at January 31, 2014	1,139,853	$4.39	1.9	12.5

Vested or expected to vest at January 31, 2014	1,096,603	$4.32	1.8	12.1

Exercisable at January 31, 2014	975,708	$4.05	1.6	11.1

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options Outstanding			Options Exercisable
Range of Exercise Prices			Weighted Average Exercise Price	Number of Stock Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Stock Options
$2.93	–	$3.62	$3.15	608,825	1.5	$3.15	599,487
$3.93	–	$4.00	$3.93	46,300	0.8	$3.93	46,300
$4.73	–	$6.08	$5.46	437,228	2.3	$5.27	317,421
$6.73	–	$8.39	$8.12	47,500	5.2	$7.79	12,500
			$4.27	1,139,853	1.9	$3.94	975,708

Schedule of Nonvested Share Activity [Table Text Block]
	Number of Stock Options Outstanding	Weighted- Average Grant- Date Fair Value per Share
Balance at January 31, 2013	395,903	$2.08
Vested	(168,863)	$2.75
Forfeited	(62,895)	$2.04
Balance at January 31, 2014	164,145	$2.21

Share-based Compensation, Performance Shares Award Outstanding Activity [Table Text Block]
	Number of PSUs Outstanding	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2013	139,071	$11.90
Granted	101,011	$11.75
Performance Units Issued on Vesting	24,253	$11.67
Forfeited	(52,907)	$11.71
Balance at January 31, 2014	211,428	$11.69	8.4	3.3

Vested or expected to vest at January 31, 2014	211,428	$11.69	8.4	3.3

Exercisable at January 31, 2014	72,760	$11.67	8.2	1.1

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of RSUs Outstanding	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2013	119,799	$8.80
Granted	101,011	$9.39
Forfeited	(6,734)	$9.39
Balance at January 31, 2014	214,076	$8.96	8.4	3.3

Vested or expected to vest at January 31, 2014	214,076	$8.96	8.4	3.3

Exercisable at January 31, 2014	147,206	$8.90	8.4	2.3

Schedule Of Deferred Share Unit Plan Activity [Table Text Block]
Number of DSUs Outstanding
Balance at January 31, 2013	102,821
Granted	42,482
Balance at January 31, 2014	145,303

Schedule Of Cash Settled Restricted Share Unit Plan Activity Table Text Block]
	Number of CRSUs Outstanding	Weighted- Average Remaining Contractual Life (years)
Balance at January 31, 2013	241,489
Granted	135,664
Vested and settled in cash	(208,911)
Forfeited	(15,448)
Balance at January 31, 2014	152,794	1.4

Vested at January 31, 2014	1,320	-

Unvested at January 31, 2014	151,474	1.4